Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Chinese Renminbi [Member] | Consolidated statement of operations [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange value	7.04	7.14	7.15
Chinese Renminbi [Member] | Balance sheet [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange value	6.88	7.18
Myanmar Kyat [Member] | Consolidated statement of operations [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange value	3,536	2,510	2,103
Myanmar Kyat [Member] | Balance sheet [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange value	3,536	3,536
Euro [Member] | Consolidated statement of operations [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange value	8.91
Euro [Member] | Balance sheet [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange value	8.91